NOTE 5 - FIXED ASSETS ANDLEASEHOLD IMPROVEMENTS - Leasehold Improvement (Details) - USD ($)	May 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Property, Plant and Equipment [Line Items]
Leasehold Improvements, Gross		$ 36,577	$ 85,345
Property, Plant and Equipment, Net	$ 13,803	53,705
Renovation Costs [Member]
Property, Plant and Equipment [Line Items]
Leasehold Improvements, Gross	146,304	146,304	146,304
Furniture and Fixtures, Gross	25,974	25,974	20,974
Property, Plant, and Equipment, Owned, Gross	172,278	172,278	167,278
Property, Plant, and Equipment, Lessor Asset under Operating Lease, Accumulated Depreciation	158,475	118,573	65,525
Property, Plant and Equipment, Net	$ 13,803	$ 53,705	$ 101,753